Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit	$ 2,375	$ 82,088	$ 82,088	$ 33,878	$ 46,977
Less: Gain attributable to non-controlling interests	(508)		(1,208)	(1,670)	(2,161)
Profit for the year/period attributable to shareholders	$ 1,867		$ 80,880	$ 32,208	$ 44,816
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Issued ordinary shares at the beginning of year/period			36,900,000	38,745,000	36,900,000
Issuance of ordinary shares related to public offering exercise				3,257,230
Effect of conversion of convertible notes					922,500
Weighted-average number of ordinary shares at the end of year/period, Basic			36,900,000	42,002,230	37,822,500
Weighted-average number of ordinary shares at the end of year/period, Diluted			36,900,000	42,002,230	37,822,500
Basic earnings per share attributable to shareholders			$ 2.19	$ 0.77	$ 1.18
Diluted earnings per share attributable to shareholders			$ 2.19	$ 0.77	$ 1.18